Stockholders' Deficit - Summary of Stock Option Activities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	80,000
Number of Options Outstanding, Granted		80,000
Number of Options Outstanding, Cancelled
Number of Options Outstanding, Ending Balance	80,000	80,000
Number of Options Outstanding, Exercisable	20,000
Weighted Average Exercise Price, Beginning Balance	$ 8.84
Weighted Average Exercise Price, Granted		8.84
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Ending Balance	8.84	8.84
Weighted Average Exercise Price, Exercisable	$ 8.84
Weighted Average Remaining Contractual Term (Years), Beginning Balance	0 years	0 years
Weighted Average Remaining Contractual Term (Years), Ending Balance	3 years 6 months 29 days	4 years 3 months 29 days
Weighted Average Remaining Contractual Term (Years), Exercisable	3 years 6 months 29 days
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Ending Balance
Aggregate Intrinsic Value, exercisable